RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]

13. RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

	Year ended
	December 31,
	2022	2021
Salaries and fees	$1,303,879	$1,331,996
Share-based payments	2,096,610	3,945,428
	$3,400,489	$5,277,424

As at December 31, 2022, the Company had $304,370 (2021 - $414,571) due to directors and management related to remuneration and expense reimbursements, which have been included in accounts payable and accrued liabilities. As at December 31, 2022, the Company had $Nil (2021 - $Nil) due from directors and management.